Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenue	$ 27,572,692	$ 21,868,220	$ 14,383,980
Cost of revenue	(22,479,613)	(18,373,672)	(11,755,111)
Gross profit	5,093,079	3,494,548	2,628,869
Operating expenses
General and administrative expenses	(1,846,753)	(855,597)	(512,650)
Total operating expenses	(1,846,753)	(855,597)	(512,650)
Income from operations	3,246,326	2,638,951	2,116,219
Other income (expense)
Interest expense, net	(286,090)	(179,986)	(74,574)
Other income	15,297	797,160	78,960
Total other income, net	(270,793)	617,174	4,386
Income before tax expense	2,975,533	3,256,125	2,120,605
Income tax expense	(648,936)	(468,889)	(317,096)
Net income and total comprehensive income	$ 2,326,597	$ 2,787,236	$ 1,803,509
Net income per share attributable to ordinary shareholders
Basic	$ 0.2	$ 0.25	$ 0.22
Diluted	$ 0.2	$ 0.25	$ 0.22
Weighted average number of ordinary shares used in computing net income per share
Basic	11,250,000	11,250,000	8,136,986
Diluted	11,250,000	11,250,000	8,136,986